BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Argentina
Impairment of non-financial assets
Discount rates	35.30%	21.20%
Chile
Impairment of non-financial assets
Discount rates	8.50%	8.10%
Brazil
Impairment of non-financial assets
Discount rates	11.40%	10.90%
Paraguay
Impairment of non-financial assets
Discount rates	11.50%	10.10%
Maximum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	7.00%
Maximum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	2.50%
Minimum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	3.00%
Minimum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	1.00%